Organization and Principal Activities - Additional Information (Details) ¥ in Thousands, $ in Thousands	Jul. 26, 2022	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Weidong Luo [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Ownership Percentage	80.00%
Guangyan Chen. [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Ownership Percentage	20.00%
Xiaodao Wang [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Ownership Percentage	10.00%
Jiawen Fang [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Ownership Percentage	10.00%
VIE
Variable Interest Entity [Line Items]
Net liabilities		¥ 357,970	$ 51,902	¥ 326,180
Cash Collateral		¥ 0		¥ 157,900